GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Aquisition description	Gold Leaf acquired 21,000,000 shares, representing 51.65% of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, representing 76.26% of the issued and outstanding shares of preferred stock, for an aggregate of $61,000, which amount included the purchase price, attorney fees, and transfer fees. At the time of the acquisition, BigSupersearch was considered a “shell company” because it had no operations and no assets. Because no transfer of assets or liabilities occurred, the entire $61,000, representing the consideration paid for all of the issued and outstanding capital stock of BigSupersearch, was recorded as goodwill.	Gold Leaf acquired 21,000,000 shares, representing all of the issued and outstanding shares of common stock, $0.01 par value per share, of BigSupersearch.com, Inc., a California corporation (“BigSupersearch”), and 14,000,000 shares of its Series A preferred stock, for $61,000, which amount included the purchase price, attorney fees, and transfer fees.
Impairment of goodwill	$ 1,275,938		$ 61,000